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<FILENAME>a200503_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York         05/10/2005
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $305,002
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
March 31, 2005

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLETE INC		    Com         018522300       1,841	  44,000   SH		SOLE	NONE	44,000	0
ALLMERICA FINANCIAL CORP    Com         019754100       3,124	  86,900   SH		SOLE	NONE	86,900	0
AMERCO                      Com         023586100       7,320    158,096   SH		SOLE	NONE   158,096	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201      10,705    587,200   SH		SOLE	NONE   587,200	0
AMERICREDIT CORP            Com         03060R101         938     40,000   SH		SOLE	NONE    40,000	0
AMERISOURCEBERGEN CORP	    Com	        03073E105       8,496    148,300   SH		SOLE	NONE   148,300	0
ARCHSTONE-SMITH TRUST       Com         039583109       1,610     47,200   SH		SOLE	NONE	47,200	0
ARMSTRONG HOLDINGS INC	    Com         042384107         646    345,419   SH           SOLE	NONE   345,419  0
ASHLAND INC                 Com         044204105       2,935     43,500   SH           SOLE	NONE    43,500  0
ASTORIA FINANCIAL CORP      Com         046265104       2,209     87,300   SH           SOLE	NONE    87,300  0
AUTOZONE, INC               Com         053332102       4,156     48,500   SH           SOLE	NONE    48,500  0
BLOCKBUSTER INC             Com CL B    093679207      11,716  1,401,400   SH           SOLE	NONE 1,401,400  0
BLOCKBUSTER INC             Com         093679108       2,278    258,000   SH           SOLE	NONE   258,000  0
BROOKFIELD HOMES CORP       Com         112723101       3,018     71,500   SH           SOLE	NONE    71,500  0
CABLEVISION SYSTEMS CORP    Com         12686C109         813     29,000   SH           SOLE	NONE    29,000  0
COPART INC                  Com         217204106       8,220    348,900   SH           SOLE	NONE   348,900  0
CORRECTIONS CORP AMER NEW   Com         22025Y407       3,057     79,200   SH           SOLE	NONE    79,200  0
CROWN CASTLE INTL CORP      Com         228227104       7,012    436,600   SH           SOLE	NONE   436,600  0
ENDURANCE SPECIALTY HLDGS   Com         G30397106       1,665     44,000   SH           SOLE	NONE    44,000  0
FANNIE MAE		    Com         313586109         218      4,000   SH           SOLE    NONE     4,000  0
FIDELITY NATIONAL FINANCL   Com         316326107       1,487     45,150   SH           SOLE	NONE    45,150  0
FREDDIE MAC                 Com         313400301       1,706     27,000   SH           SOLE	NONE    27,000  0
GOODYEAR TIRE & RUBER CO    Com         382550101       1,575    118,000   SH           SOLE	NONE   118,000  0
GREAT A&P TEA CO. INC       Com         390064103       4,436    297,700   SH           SOLE	NONE   297,700  0
HARLEYSVILLE GROUP INC      Com         412824104         449     22,607   SH           SOLE    NONE    22,607  0
IRON MOUNTAIN INC           Com         462846106       5,771    200,100   SH           SOLE	NONE   200,100  0
KERR-MCGEE CORPORATION      Com         492386107       7,426     94,800   SH           SOLE	NONE    94,800  0
KINDER MORGAN INC KANS      Com         49455P101       5,927     78,300   SH           SOLE	NONE    78,300  0
MI DEVELOPMENTS INC         Com         55304X104       4,940    155,600   SH           SOLE	NONE   155,600  0
NUVEEN INVESTMENTS INC      Com         67090F106       1,424     41,500   SH           SOLE	NONE    41,500  0
OFFICE DEPOT INC            Com         676220106       5,634    254,000   SH           SOLE	NONE   254,000  0
ORIGEN FINANCIAL INC        Com         68619E208       3,404    492,632   SH           SOLE	NONE   492,632  0
PHH CORPORATION             Com         693320202       8,868    405,500   SH           SOLE	NONE   405,500  0
PLATINUM UNDERWRITERS       Com         G7127P100       2,174     73,200   SH           SOLE	NONE    73,200  0
PRUDENTIAL FINANCIAL INC    Com         744320102       4,868     84,800   SH           SOLE	NONE    84,800  0
RADIO ONE INC               CL D NONVTG 75040P405         738     50,000   SH           SOLE	NONE    50,000  0
RADIOSHACK CORP             Com         750438103         319     13,000   SH           SOLE    NONE    13,000  0
RETAIL VENTURES INC         Com         76128Y102         228     25,000   SH           SOLE	NONE    25,000  0
RYLAND GROUP INC            Com         783764103       3,486     56,200   SH           SOLE	NONE    56,200  0
SAFEWAY INC                 Com         786514204         226     12,200   SH           SOLE    NONE    12,200  0
SBA COMMUNICATIONS CORP     Com         78388J106         417     45,600   SH           SOLE	NONE    45,600  0
SEARS HOLDINGS CORPORATION  Com         812350106      60,996    458,028   SH           SOLE	NONE   458,028  0
SIZELER PROPERTY INVESTORS  Com         830137105       7,379    622,200   SH           SOLE	NONE   622,200  0
STAR GAS PARTNERS LP        Com         85512C105          17      5,200   SH           SOLE	NONE     5,200  0
STATE AUTO FINANCIAL CORP   Com         855707105       6,778    254,639   SH           SOLE	NONE   254,639  0
TEMPLE INLAND INC           Com         879868107       1,654     22,800   SH           SOLE	NONE    22,800  0
TOYS R US INC (HOLDING CO)  Com         892335100      11,396    442,400   SH           SOLE	NONE   442,400  0
TV AZTECA                   SPON ADR    901145102       2,207    255,200   SH           SOLE	NONE   255,200  0
USA MOBILITY INC            Com         90341G103       6,128    189,132   SH           SOLE	NONE   189,132  0
VIACOM INC		    Com CL B    925524308       1,898     54,500   SH           SOLE	NONE    54,500  0
WELLHOICE INC               Com         949475107          79      1,490   SH           SOLE	NONE     1,490  0
WELLPOINT INC               Com         94973V107       3,384     27,000   SH           SOLE	NONE    27,000  0
WENDYS INTL INC             Com         950590109      12,719    325,800   SH           SOLE	NONE   325,800  0
WRIGHT EXPRESS CORPORATION  Com         98233Q105       5,236    306,400   SH           SOLE	NONE   306,400  0

Options

COPART INC                  Com         217204106       5,021    213,100   SH   CALL    SOLE    NONE   213,100  0
SEARS HOLDINGS CORPORATION  Com         812350106      32,627    245,000   SH   CALL    SOLE    NONE   245,000  0


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